Taxation (Details) - Schedule of Taxation (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxation [Abstract]
Standard rate of corporation tax	23.52%	19.00%	19.00%